Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings per Common Share (Table)

	2024	2023	2022
Numerator
Net income attributable to Tsakos Energy Navigation Limited	$176,231	$300,182	$204,234
Preferred share dividends, Series D	—	(3,184)	(7,694)
Preferred share dividends, Series E	(10,976)	(10,976)	(10,975)
Preferred share dividends, Series F	(16,024)	(16,024)	(16,024)
Preferred share dividends, Series G	—	—	(31)
Undistributed income to Series G participants	—	—	(1,250)
Deemed dividend on Series D preferred shares	—	(3,256)	—
Undistributed income allocated to non-vested restricted common stock	(959)	—	—
	148,272	266,742	168,260
Preferred share dividends, Series G	—	—	31
Undistributed income to Series G participants	—	—	1,250
Net income attributable to common stockholders of Tsakos Energy Navigation Limited, for dilution purposes	148,272	266,742	169,541
Denominator
Weighted average number of shares, basic	29,505,603	29,505,603	27,970,799
Effect of dilutive shares	—	—	217,265
Weighted average number of shares, diluted	29,505,603	29,505,603	28,188,064
Earnings per share, basic attributable to Tsakos Energy Navigation Limited	$5.03	$9.04	$6.02
Earnings per share, diluted attributable to Tsakos Energy Navigation Limited	$5.03	$9.04	$6.01